OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Schedule of Comprehensive Income (Loss)
Components of other comprehensive income (loss) and related tax effects are as follows:

	Year Ended December 31, 2015
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Securities:
Unrealized holding losses on available for sale securities	$(443)	$150	$(293)
Reclassification adjustment for gains realized in net income	(146)	50	(96)
Unrealized holding losses on available for sale securities, net of taxes	(589)	200	(389)
Derivative instrument:
Change in fair value of effective cash flow hedging derivative	157	(53)	104
Other comprehensive loss	$(432)	$147	$(285)

	Year Ended December 31, 2014
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Securities:
Unrealized holding gains on available for sale securities	$1,338	$(455)	$883
Reclassification adjustment for gains realized in net income	(64)	22	(42)
Unrealized holding gains on available for sale securities, net of taxes	1,274	(433)	841
Derivative instrument:
Change in fair value of effective cash flow hedging derivative	155	(53)	102
Other comprehensive income	$1,429	$(486)	$943

	Year Ended December 31, 2013
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Securities:
Unrealized holding losses on available for sale securities	$(5,012)	$1,704	$(3,308)
Reclassification adjustment for losses realized in net loss	1,155	(393)	762
Credit portion of OTTI losses recognized in net loss	8	(3)	5
Noncredit portion of OTTI gains on available for sale securities	266	(90)	176
Unrealized holding losses on available for sale securities, net of taxes	(3,583)	1,218	(2,365)
Derivative instrument:
Change in fair value of effective cash flow hedging derivative	158	(54)	104
Other comprehensive loss	$(3,425)	$1,164	$(2,261)

Schedule of Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive income (loss) included in shareholders’ equity are as follows:

	December 31, 2015
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Net unrealized losses on available for sale securities	$(288)	$98	$(190)
Accumulated other comprehensive loss	$(288)	$98	$(190)

	December 31, 2014
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Net unrealized gains on available for sale securities	$301	$(102)	$199
Net unrealized loss on effective cash flow hedging derivative	(157)	53	(104)
Accumulated other comprehensive income	$144	$(49)	$95